Marketable securities	12 Months Ended
Dec. 31, 2020
Disclosure Of Marketable Securities [Abstract]
Marketable securities [Text Block]

4. Marketable securities

Marketable securities are classified as FVTPL financial instruments and, as a result, are measured at fair market value each reporting period with any change in fair value recognized through the statement of comprehensive income (loss).

	# of shares	Value $

Marketable securities at December 31, 2018	813,200	2,683,560

Sale of securities	(813,200)	(6,017,680)
Fair market value adjustment	—	3,334,120
Marketable securities at December 31, 2020 and 2019	—	—

During the year ended December 31, 2019, the Company sold 813,200 common shares for net proceeds of $3,335,330 and accordingly, the Company recorded a realized loss of $2,682,350.